Investment Objectives and Goals	May 31, 2026
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	ANGEL OAK MULTI-STRATEGY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Angel Oak Multi-Strategy Income Fund (the “Fund”) is current income.
Angel Oak UltraShort Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	ANGEL OAK ULTRASHORT INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Angel Oak UltraShort Income Fund (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Angel Oak Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Angel Oak Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Angel Oak Income ETF (the “Fund”) is current income.
Angel Oak UltraShort Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Angel Oak UltraShort Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Angel Oak UltraShort Income ETF (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Angel Oak High Yield Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Angel Oak High Yield Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Angel Oak High Yield Opportunities ETF (the “Fund”) is to earn a high level of current income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Angel Oak Mortgage-Backed Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Angel Oak Mortgage-Backed Securities ETF (the “Fund”) seeks total return.